INVESTMENTS IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Jan. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Repayment of loans receivable from related parties				$ 925,000	$ 5,350,000
Investments in associated companies				58,399,000		$ 65,400,000
Dividends received from associated companies				$ 16,868,000	$ 7,497,000
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage sold		25.00%
Proceeds from sale of shares in associated companies		$ 17,500
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)				15.92%		16.40%			15.92%	16.40%
Increased availability								$ 10,700,000
Loan term								5 years
Repayment of loans receivable from related parties						$ 5,350,000
Dividends received				$ 7,800,000
Investments in associated companies				48,793,000		$ 51,437,000
Dividends received from associated companies				$ 7,803,000
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)			10.00%	10.00%		10.00%
Increased availability			$ 1,000,000
Loan term			5 years
Repayment of loans receivable from related parties	$ 900,000
Loan converted to equity			$ 75,000				$ 75,000
Balance of shareholder loan	900,000		$ 900,000				$ 900,000
Dividends received from associated companies	$ 4,900,000
TFG Marine Pte Ltd ("TFG Marine") | (LIBOR) London Interbank Offered Rate
Schedule of Equity Method Investments [Line Items]
Spread on variable rate (percent)			7.00%
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)				50.00%		50.00%
Investments in associated companies				$ 2,200,000
Dividends received from associated companies				$ 4,200,000